FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

	Markets	March 31,	December 31,
Description	(level)	2022	2021
Assets:
Cash and Marketable Securities held in Trust Account	1	$82,578,288	$230,158,259

Liabilities:
Warrant Liability – Public Warrants	1	$8,043,100	$7,820,000
Warrant Liability – Private Placement	3	$4,650,289	$4,946,082

	Markets	December 31,	December 31,
Description	(level)	2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$230,157,661	$230,098,795
Liabilities:
Warrant Liability – Public Warrants	1	$7,820,000	$15,985,000
Warrant Liability – Private Placement	3	$4,946,082	$9,504,000

Schedule of changes in fair value of warrant liabilities

	Private
	Placement	Public
Fair value as of January 1, 2022	4,946,082	—
Change in fair value	(295,793)	—
Fair value as of March 31, 2022	$4,650,289	—

	Private
	Placement	Public
Fair value as of January 1, 2021	9,504,000	—
Change in fair value	3,871,560	—
Fair value as of March 31, 2021	$13,375,560	—

	Private
	Placement	Public
Fair value as of May 28, 2020	—	—
Initial measurement on July 30, 2020	$6,732,000	$11,270,000
Transfer from Level 3 to Level 1	—	(11,270,000)
Change in fair value	2,772,000	—
Fair value as of December 31, 2020	$9,504,000	—
Change in fair value	(4,557,918)	—
Fair value as of December 31, 2021	$4,946,082	—